Trade Accounts Receivable, Net - Summary of Past Due Accounts Receivable (Detail) - Financial assets past due but not impaired [member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade accounts receivables [line items]
Current	$ 193.8	$ 190.9
Trade accounts receivable, net	219.7	261.9
Not later than three months [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	16.4	20.9
From 91 to 180 days [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	2.0	8.4
More than 180 days [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable, net	$ 7.5	$ 41.7